Game operation cost (Tables)	12 Months Ended
Dec. 31, 2025
Game operation cost
Schedule of game operation cost

	2025	2024	2023
Employee benefits expenses	(28,997)	(30,790)	(39,155)
Technical support services	(23,428)	(16,563)	(12,514)
Depreciation and amortization	(4,303)	(3,393)	(3,925)
	(56,728)	(50,746)	(55,594)